Property, Plant and Equipment - Summary of reconciliation of changes in property, plant and equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 366.4	[1]	$ 382.4
Additions		23.7		43.3
Disposals		(1.6)		(3.6)
Reclassifications		(5.4)		(0.9)
Depreciation charge		(41.9)		(45.3)
Impairment				(5.2)
Currency translation and other changes		17.5		(4.4)
Impairment / reversal of impairment		0.8
Ending balance	[1]	359.4		366.4
Land, buildings and infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		175.5		181.6
Additions		2.3		0.3
Disposals		(0.4)
Reclassifications		16.0		0.4
Depreciation charge		(7.2)		(7.1)
Currency translation and other changes		10.6		0.4
Ending balance		196.9		175.5
Machinery and laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		117.3		145.5
Additions		11.5		11.0
Disposals		(1.1)		(2.4)
Reclassifications		10.5		1.6
Depreciation charge		(27.1)		(27.8)
Impairment				(4.9)
Currency translation and other changes		7.0		(5.8)
Impairment / reversal of impairment		0.8
Ending balance		118.9		117.3
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		32.7		35.5
Additions		3.3		5.8
Disposals		(0.2)		(1.1)
Reclassifications		(0.6)		1.8
Depreciation charge		(7.7)		(10.5)
Impairment				(0.2)
Currency translation and other changes		(1.0)		1.3
Impairment / reversal of impairment		0.0
Ending balance		26.5		32.7
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		40.9		19.8
Additions		6.6		26.2
Disposals				(0.1)
Reclassifications		(31.4)		(4.6)
Impairment				(0.1)
Currency translation and other changes		1.0		(0.4)
Ending balance		$ 17.1		$ 40.9

[1]	The notes are an integral part of these consolidated financial statements.